Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 14, 2018	Mar. 08, 2018	Dec. 31, 2017		Aug. 25, 2017	Jan. 01, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,519	€ 44,235			€ 40,264	[1]
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 13,300	15,500			10,600
Useful life measured as period of time, intangible assets other than goodwill	10 years
Concentration risk percentage	92.00%
Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 100	100			200
Useful life measured as period of time, intangible assets other than goodwill	12 years
Acquired in Process R and D
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period		€ 348
Bioverativ
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date				€ 8,113
Goodwill				€ 2,676
Useful life measured as period of time, intangible assets other than goodwill	13 years
Sanofi Belgium
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date			€ 2,409
Goodwill			€ 1,360
Acquisition of Boehringer Inhelheim's Consumer Healthcare business
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date								€ 3,771
Goodwill					2,222			€ 2,222
Protein Sciences
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date					776		€ 776
Goodwill					117
Immuno-oncology product Libtayo | Acquired in Process R and D | Intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period	€ 291
Lyxumia and Soliqua | Acquired in Process R and D
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period					€ 9

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).